SCHEDULE OF FAIR VALUE OF WARRANTS (Details)	9 Months Ended		12 Months Ended
	Sep. 30, 2022 USD ($) shares	Sep. 30, 2021 USD ($) shares	Dec. 31, 2021 USD ($) shares	Dec. 31, 2020 USD ($) shares	Apr. 27, 2022 shares	Apr. 14, 2022 shares
Short-Term Debt [Line Items]
Common stock purchase warrants liability as of December 31, 2021	1,093,093		1,128,635	1,888,106	111,972	115,540
Changes of fair value of common stock purchase warrants liability | $	$ (35,542)		$ (759,471)
Initial value of common stock purchase warrants liability	1,128,635	1,888,106	1,888,106
Common stock purchase sarrants liability as of December 31, 2021	1,093,093		1,128,635	1,888,106
Convertible Note Talos Victory [Member]
Short-Term Debt [Line Items]
Common stock purchase warrants liability as of December 31, 2021	120,861		124,756
Changes of fair value of common stock purchase warrants liability | $	$ (3,895)
Initial value of common stock purchase warrants liability	124,756
Common stock purchase sarrants liability as of December 31, 2021	120,861		124,756
Convertible Note-Mast Hill [Member]
Short-Term Debt [Line Items]
Common stock purchase warrants liability as of December 31, 2021	363,407		375,156	576,233
Changes of fair value of common stock purchase warrants liability | $	$ (11,749)		$ (201,077)
Initial value of common stock purchase warrants liability	375,156	576,233	576,233
Common stock purchase sarrants liability as of December 31, 2021	363,407		375,156	576,233
Convertible Note-First Fire [Member]
Short-Term Debt [Line Items]
Common stock purchase warrants liability as of December 31, 2021	121,462		125,408	196,037
Changes of fair value of common stock purchase warrants liability | $	$ (3,946)		$ (70,629)
Initial value of common stock purchase warrants liability	125,408	196,037	196,037
Common stock purchase sarrants liability as of December 31, 2021	121,462		125,408	196,037
Convertible Note-LGH [Member]
Short-Term Debt [Line Items]
Common stock purchase warrants liability as of December 31, 2021	121,693		125,664	214,644
Changes of fair value of common stock purchase warrants liability | $	$ (3,971)		$ (88,980)
Initial value of common stock purchase warrants liability	125,664	214,644	214,644
Common stock purchase sarrants liability as of December 31, 2021	121,693		125,664	214,644
Convertible Note -Fourth Man [Member]
Short-Term Debt [Line Items]
Common stock purchase warrants liability as of December 31, 2021	121,834		125,821	214,867
Changes of fair value of common stock purchase warrants liability | $	$ (3,987)		$ (89,046)
Initial value of common stock purchase warrants liability	125,821	214,867	214,867
Common stock purchase sarrants liability as of December 31, 2021	121,834		125,821	214,867
Convertible Note-Jeffery Street [Member]
Short-Term Debt [Line Items]
Common stock purchase warrants liability as of December 31, 2021	121,918		125,915	187,338
Changes of fair value of common stock purchase warrants liability | $	$ (3,997)		$ (61,423)
Initial value of common stock purchase warrants liability	125,915	187,338	187,338
Common stock purchase sarrants liability as of December 31, 2021	121,918		125,915	187,338
Convertible Note -Blue Lake [Member]
Short-Term Debt [Line Items]
Common stock purchase warrants liability as of December 31, 2021	121,918		125,915	187,338
Changes of fair value of common stock purchase warrants liability | $	$ (3,997)		$ (61,423)
Initial value of common stock purchase warrants liability	125,915	187,338	187,338
Common stock purchase sarrants liability as of December 31, 2021	121,918		125,915	187,338
Convertible Note- Tarlos Victory [Member]
Short-Term Debt [Line Items]
Common stock purchase warrants liability as of December 31, 2021			124,756	311,649
Changes of fair value of common stock purchase warrants liability | $			$ (186,893)
Initial value of common stock purchase warrants liability	124,756	311,649	311,649
Common stock purchase sarrants liability as of December 31, 2021			124,756	311,649
Measurement Input, Price Volatility [Member] | Convertible Note Talos Victory [Member]
Short-Term Debt [Line Items]
Warrants measurement input	256.7
Measurement Input, Price Volatility [Member] | Convertible Note-Mast Hill [Member]
Short-Term Debt [Line Items]
Warrants measurement input	256.7		187.3
Measurement Input, Price Volatility [Member] | Convertible Note-First Fire [Member]
Short-Term Debt [Line Items]
Warrants measurement input	256.7		187.3
Measurement Input, Price Volatility [Member] | Convertible Note-LGH [Member]
Short-Term Debt [Line Items]
Warrants measurement input	256.7		187.3
Measurement Input, Price Volatility [Member] | Convertible Note -Fourth Man [Member]
Short-Term Debt [Line Items]
Warrants measurement input	256.7		187.3
Measurement Input, Price Volatility [Member] | Convertible Note-Jeffery Street [Member]
Short-Term Debt [Line Items]
Warrants measurement input	256.7		187.3
Measurement Input, Price Volatility [Member] | Convertible Note -Blue Lake [Member]
Short-Term Debt [Line Items]
Warrants measurement input	256.7		187.3
Measurement Input, Price Volatility [Member] | Convertible Note- Tarlos Victory [Member]
Short-Term Debt [Line Items]
Warrants measurement input			187.3
Measurement Input, Expected Dividend Rate [Member] | Convertible Note Talos Victory [Member]
Short-Term Debt [Line Items]
Warrants measurement input	0.0
Measurement Input, Expected Dividend Rate [Member] | Convertible Note-Mast Hill [Member]
Short-Term Debt [Line Items]
Warrants measurement input	0.0		0.0
Measurement Input, Expected Dividend Rate [Member] | Convertible Note-First Fire [Member]
Short-Term Debt [Line Items]
Warrants measurement input	0.0		0.0
Measurement Input, Expected Dividend Rate [Member] | Convertible Note-LGH [Member]
Short-Term Debt [Line Items]
Warrants measurement input	0.0		0.0
Measurement Input, Expected Dividend Rate [Member] | Convertible Note -Fourth Man [Member]
Short-Term Debt [Line Items]
Warrants measurement input	0.0		0.0
Measurement Input, Expected Dividend Rate [Member] | Convertible Note-Jeffery Street [Member]
Short-Term Debt [Line Items]
Warrants measurement input	0.0		0.0
Measurement Input, Expected Dividend Rate [Member] | Convertible Note -Blue Lake [Member]
Short-Term Debt [Line Items]
Warrants measurement input	0.0		0.0
Measurement Input, Expected Dividend Rate [Member] | Convertible Note- Tarlos Victory [Member]
Short-Term Debt [Line Items]
Warrants measurement input			0.0
Measurement Input, Expected Term [Member] | Convertible Note Talos Victory [Member]
Short-Term Debt [Line Items]
Weighted average expected life	2 years 1 month 6 days
Measurement Input, Expected Term [Member] | Convertible Note-Mast Hill [Member]
Short-Term Debt [Line Items]
Weighted average expected life	2 years 1 month 6 days		2 years 9 months 18 days
Measurement Input, Expected Term [Member] | Convertible Note-First Fire [Member]
Short-Term Debt [Line Items]
Weighted average expected life	2 years 1 month 6 days		2 years 10 months 24 days
Measurement Input, Expected Term [Member] | Convertible Note-LGH [Member]
Short-Term Debt [Line Items]
Weighted average expected life	2 years 1 month 6 days		2 years 10 months 24 days
Measurement Input, Expected Term [Member] | Convertible Note -Fourth Man [Member]
Short-Term Debt [Line Items]
Weighted average expected life	2 years 2 months 12 days		2 years 10 months 24 days
Measurement Input, Expected Term [Member] | Convertible Note-Jeffery Street [Member]
Short-Term Debt [Line Items]
Weighted average expected life	2 years 2 months 12 days		2 years 10 months 24 days
Measurement Input, Expected Term [Member] | Convertible Note -Blue Lake [Member]
Short-Term Debt [Line Items]
Weighted average expected life	2 years 2 months 12 days		2 years 10 months 24 days
Measurement Input, Expected Term [Member] | Convertible Note- Tarlos Victory [Member]
Short-Term Debt [Line Items]
Weighted average expected life			2 years 9 months 18 days
Measurement Input, Risk Free Interest Rate [Member] | Convertible Note Talos Victory [Member]
Short-Term Debt [Line Items]
Warrants measurement input	4.22
Measurement Input, Risk Free Interest Rate [Member] | Convertible Note-Mast Hill [Member]
Short-Term Debt [Line Items]
Warrants measurement input	4.22		0.97
Measurement Input, Risk Free Interest Rate [Member] | Convertible Note-First Fire [Member]
Short-Term Debt [Line Items]
Warrants measurement input	4.22		0.97
Measurement Input, Risk Free Interest Rate [Member] | Convertible Note-LGH [Member]
Short-Term Debt [Line Items]
Warrants measurement input	4.22		0.97
Measurement Input, Risk Free Interest Rate [Member] | Convertible Note -Fourth Man [Member]
Short-Term Debt [Line Items]
Warrants measurement input	4.22		0.97
Measurement Input, Risk Free Interest Rate [Member] | Convertible Note-Jeffery Street [Member]
Short-Term Debt [Line Items]
Warrants measurement input	4.22		0.97
Measurement Input, Risk Free Interest Rate [Member] | Convertible Note -Blue Lake [Member]
Short-Term Debt [Line Items]
Warrants measurement input	4.22		0.97
Measurement Input, Risk Free Interest Rate [Member] | Convertible Note- Tarlos Victory [Member]
Short-Term Debt [Line Items]
Warrants measurement input			0.97